Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Stock-Based Compensation [Abstract]
Schedule of restricted stock awards
	Number of Shares	Weighted Average Grant Date Fair Value per Price
Outstanding at July 1, 2022	344,426	$1.90
Granted	-	-
Vested	(86,702)	$1.90
Forfeited	-	-
Outstanding at September 30, 2022	257,724	$1.90

	Number of Options	Weighted Average Grant Date Fair Value per Price
Outstanding at July 1, 2021	691,232	$1.90
Granted	-	-
Vested	(86,702)	$1.90
Forfeited	-	-
Outstanding at September 30, 2021	604,530	$1.90

	Number of Shares	Weighted Average Grant Date Fair Value Per Share
Outstanding at January 1, 2021	-	-
Granted	723,008	$1.90
Vested	(31,776)	$1.90
Forfeited	-	-
Outstanding at June 30, 2021	691,232	$1.90
Granted	-	-
Vested	(346,807)	$1.90
Forfeited	-	-
Outstanding at June 30, 2022	344,426	$1.90

Schedule of estimate the fair value of stock options
Expected volatility	100%
Expected term	5.0 years
Dividend yield	0.00%
Risk-free interest rate	1.15% - 2.41%

Expected volatility	100%
Expected term	5.0 years
Dividend yield	0.00%
Risk-free interest rate	1.15%-2.41%

Schedule of summarizing employee and non-employee stock option activity
	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding at July 1, 2022	817,750	$2.00	$-
Granted	-	-
Exercised	-	-
Expired/cancelled	(120,000)	$2.00
Outstanding at September 30, 2022	697,750	$2.00	$-
Exercisable at September 30, 2022	122,146	$2.00	$-

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding at July 1, 2021	-	$-	$-
Granted	20,000	$2.00
Exercised	-	-
Expired/cancelled	-	$2.00
Outstanding at September 30, 2021	20,000	$2.00	$-
Exercisable at September 30, 2021	17,500	$2.00	$-

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding at June 30, 2021	-	$-	$-
Granted	817,750	$2.00
Exercised	-	-
Expired/cancelled	-	$2.00
Outstanding at June 30, 2022	817,750	$2.00	$-
Exercisable at June 30, 2022	83,250	$2.00	$-